Equity - Summary of other comprehensive income explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity instruments at fair value through other comprehensive income
Revaluation of gain on equity instruments at fair value through other comprehensive income, net	S/ 8,175	S/ 117,329	S/ 41,935
Subtotal	8,175	117,329	41,935
Non-controlling interest	(35)	(438)	(511)
Income Tax	36	(219)	(26)
Total	8,176	116,672	41,398
Debt instruments at fair value through other comprehensive income
Unrealized net gain (loss) on debt instruments at fair value through other comprehensive income	791,762	1,341,797	(471,940)
Transfer to income of unrealized net (gain) loss on debt instruments at fair value through other comprehensive income	(193,683)	(80,080)	14,315
Transfer to income of loss (reversion) for impairment on debt instruments at fair value through other comprehensive income	32,865	6,779	(13,060)
Subtotal	630,944	1,268,496	(470,685)
Non-controlling interest	2,082	2,517	(1,011)
Income Tax	2,643	(7,878)	(6,309)
Total	635,669	1,263,135	(478,005)
Insurance premiums reserve,	(331,990)	(999,430)	750,670
Non-controlling interest	(546)	(1,643)	124
Total	(332,536)	(1,001,073)	750,794
Cash flow hedges:
Net (loss) gain from cash flow hedges	(38,924)	(74,593)	32,798
Transfer of net realized loss (gain) from cash flow hedge to consolidated statement of income	24,574	23,924	(4,851)
Subtotal	(14,350)	(50,669)	27,947
Non-controlling interest	(59)	(217)	171
Income Tax	(3,559)	(13,052)	10,335
Total	(17,968)	(63,938)	38,453
Foreign currency translation reserve	S/ 76,935	S/ (14,507)	S/ 26,589